CAPITAL STOCK AND RESERVES - Incentive stock options and share purchase warrants outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding	5,033,425	5,275,124	5,274,972
Weighted average remaining contractual life (in years)	3 years 1 month 17 days
Number of options exercisable	3,670,944
Stock options | Exercise price from 1.00 to 5.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, minimum | $ / shares	$ 1.00
Exercise price, maximum | $ / shares	$ 5.00
Number of options outstanding	1,056,953
Weighted average remaining contractual life (in years)	2 years 21 days
Number of options exercisable	1,056,953
Stock options | Exercise price from 5.01 to 10.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, minimum | $ / shares	$ 5.01
Exercise price, maximum | $ / shares	$ 10.00
Number of options outstanding	309,745
Weighted average remaining contractual life (in years)	4 years 4 months 24 days
Number of options exercisable	38,062
Stock options | Exercise price from 10.01 to 15.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, minimum | $ / shares	$ 10.01
Exercise price, maximum | $ / shares	$ 15.00
Number of options outstanding	3,666,727
Weighted average remaining contractual life (in years)	3 years 3 months 25 days
Number of options exercisable	2,575,929
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding	12,823	2,812,500	2,812,500
Weighted average remaining contractual life (in years)	3 months
Number of options exercisable	12,823
Warrants | Exercise price from 1.00 to 5.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, minimum | $ / shares	$ 1.00
Exercise price, maximum | $ / shares	$ 5.00
Number of options outstanding	110
Weighted average remaining contractual life (in years)	3 months 14 days
Number of options exercisable	110
Warrants | Exercise price from 5.01 to 10.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, minimum | $ / shares	$ 5.01
Exercise price, maximum | $ / shares	$ 10.00
Number of options outstanding	12,713
Weighted average remaining contractual life (in years)	3 months
Number of options exercisable	12,713